Cover Page	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity File Number	001-36568
Entity Registrant Name	HEALTHEQUITY, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2383166
Entity Address, Address Line One	15 West Scenic Pointe Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020
City Area Code	801
Local Phone Number	727-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HQY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001428336
Amendment Flag	false